Document And Entity Information	Sep. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2026
Entity Registrant Name	KYNTRA BIO, INC.
Entity Central Index Key	0000921299
Entity Emerging Growth Company	false
Entity File Number	001-36740
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	77-0357827
Entity Address, Address Line One	350 Bay Street
Entity Address, Address Line Two	Suite 100 #6009
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94133
City Area Code	415
Local Phone Number	978-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	KYNB
Security Exchange Name	NASDAQ